Operating Lease Future Rental Commitments (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Leases [Abstract]
2019	$ 20,100
2020	19,100
2021	14,500
2022	11,700
2023	9,800
Thereafter	$ 52,700